Horizon Active Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2023

Shares			Value
		COMMON STOCKS - 98.2%
		Accommodation and Food Services - 0.6%
2,423		Vail Resorts, Inc.	$548,373

		Aerospace/Defense - 1.7%
3,575		Lockheed Martin Corp.	1,602,851

		Apparel - 0.6%
16,806		Tapestry, Inc.	559,976

		Auto Manufacturers - 0.6%
2,357		Cummins, Inc.	542,204

		Banks - 7.7%
13,222		Bank of New York Mellon Corp.	593,271
11,367		Bank of Nova Scotia	539,250
12,113		Citigroup, Inc.	500,146
4,839		Goldman Sachs Group, Inc.	1,585,789
25,729		JPMorgan Chase & Co.	3,764,925
7,737		State Street Corp.	531,841
			7,515,222
		Beverages - 6.2%
50,472		Coca-Cola Co.	3,019,740
10,967		Molson Coors Brewing Co., Class B	696,295
12,819		PepsiCo, Inc.	2,280,756
			5,996,791
		Biotechnology - 2.2%
4,875		Amgen, Inc.	1,249,658
11,248		Gilead Sciences, Inc.	860,247
			2,109,905
		Computers - 2.6%
6,073		Accenture PLC, Class A	1,966,255
3,978		International Business Machines Corp.	584,090
			2,550,345
		Cosmetics/Personal Care - 4.6%
21,654		Procter & Gamble Co.	3,342,078
23,028		Unilever PLC	1,174,889
			4,516,967
		Diversified Financial Services - 5.5%
6,883		American Express Co.	1,087,445
30,411		Ares Capital Corp. (a)	592,710
2,201		BlackRock, Inc.	1,541,889
5,939		Capital One Financial Corp.	608,094
5,455		Discover Financial Services	491,332
16,443		Synchrony Financial	530,780
4,780		T. Rowe Price Group, Inc.	536,459
			5,388,709
		Electronics - 1.2%
6,225		Honeywell International, Inc.	1,169,926

		Finance and Insurance - 2.6%
5,942		Bank of Montreal	511,547
14,860		Fidelity National Financial, Inc.	615,204
4,272		Reinsurance Group of America, Inc.	592,185
32,050		UBS Group AG	856,055
			2,574,991
		Food - 0.5%
7,263		General Mills, Inc.	491,415

		Healthcare Products - 1.7%
16,290		Abbott Laboratories	1,676,241

		Healthcare Services - 3.9%
7,935		UnitedHealth Group, Inc.	3,781,662

		Household Products/Wares - 0.6%
4,009		Clorox Co.	627,208

		Insurance - 2.9%
1,831		Everest Re Group Ltd.	660,405
8,033		Hartford Financial Services Group, Inc.	576,930
33,324		Manulife Financial Corp.	615,828
7,772		MetLife, Inc.	492,278
3,185		Travelers Cos., Inc.	513,518
			2,858,959
		Machinery - Construction & Mining - 2.1%
7,348		Caterpillar, Inc.	2,065,743

		Management of Companies and Enterprises - 1.2%
12,741		Royal Bank of Canada	1,147,964

		Manufacturing - 2.7%
4,991		Diageo PLC	826,759
4,586		Linde PLC	1,774,966
			2,601,725
		Mining - 0.5%
13,136		Newmont Goldcorp Corp.	517,821

		Mining, Quarrying, and Oil and Gas Extraction - 1.3%
37,864		Barrick Gold Corp.	613,775
9,924		Canadian Natural Resources Ltd.	641,984
			1,255,759
		Oil & Gas - 10.6%
12,712		Chevron Corp.	2,047,903
12,135		ConocoPhillips	1,444,429
5,490		EOG Resources, Inc.	706,124
30,899		Exxon Mobil Corp.	3,435,660
2,356		Pioneer Natural Resources Co.	560,563
24,399		TotalEnergies SE ADR	1,534,941
4,282		Valero Energy Corp.	556,232
			10,285,852
		Pharmaceuticals - 13.5%
16,578		AbbVie, Inc.	2,436,303
19,472		Bristol-Myers Squibb Co.	1,200,449
2,603		Cigna Corp.	719,105
23,100		Johnson & Johnson	3,734,808
23,082		Merck & Co., Inc.	2,515,476
53,940		Pfizer, Inc.	1,908,397
53,734		Viatris, Inc.	577,641
			13,092,179
		Real Estate Investment Trusts - 1.8%
29,555		Annaly Capital Management, Inc.	599,080
11,742		Gaming and Leisure Properties, Inc.	556,571
2,016		Public Storage	557,182
			1,712,833
		Retail - 4.4%
4,001		Advance Auto Parts, Inc.	275,349
24,739		Walmart, Inc.	4,022,809
			4,298,158
		Semiconductors - 7.7%
4,661		Broadcom, Inc.	4,301,590
10,521		QUALCOMM, Inc.	1,204,970
11,884		Texas Instruments, Inc.	1,997,225
			7,503,785
		Telecommunications - 2.1%
36,096		Cisco Systems, Inc.	2,070,106

		Transportation - 3.8%
2,378		Norfolk Southern Corp.	487,514
8,394		Union Pacific Corp.	1,851,464
8,162		United Parcel Service, Inc., Class B	1,382,643
			3,721,621
		Wholesale Trade - 0.8%
2,125		Watsco, Inc.	774,669

		TOTAL COMMON STOCKS (Cost - $93,245,014)	95,559,960

		SHORT TERM INVESTMENTS - 1.5%
		Money Market Funds - 1.5%
1,452,369		First American Treasury Obligations Fund, Class X, 5.26% (b)	1,452,369
		TOTAL SHORT TERM INVESTMENTS (Cost - $1,452,369)	1,452,369

		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.6%
602,000		First American Government Obligations Fund, Class X, 5.18% (b)	602,000
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $602,000)	602,000

		TOTAL INVESTMENTS - 100.3% (Cost - $95,299,383)	97,614,329
		Liabilities in Excess of Other Assets - (0.3)%	(262,457)
		NET ASSETS - 100.0%	$97,351,872

		Percentages are stated as a percent of net assets.

		ADR - American Depositary Receipt

	(a)	All or a portion of this security is out on loan as of August 31, 2023.
	(b)	Interest rate reflects seven-day yield on August 31, 2023.